Trade and Other Payables	12 Months Ended
Dec. 31, 2025
Trade and Other Payables [Abstract]
Trade and other payables

15. Trade and other payables

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Trade payables (note (a))	14,089,238	20,293,263	5,003,269
Other payable and accruals	1,832,975	6,229,993	1,535,994
Wages payable	200,235	21,529	5,308
Interest payable of RCPS (note (b))	1,072,266	530,365	130,761
Total trade and other payables (note (c))	17,194,714	27,075,150	6,675,332

Notes:

(a) An aging analysis of the trade payables as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	MYR	MYR	USD
Within 3 months	13,892,154	17,836,677	4,397,602
More than 3 months but within 6 months	1,226	1,073,750	264,731
More than 6 months but within 1 year	139,580	–	–
More than 1 year	56,278	1,382,836	340,936
Total trade payables	14,089,238	20,293,263	5,003,269

(b)	The interest payable of RCPS is calculated based on the weighted average principal of RCPS and the related effective interest rate. AI RCPS bear an effective interest rate of 14.0% (note 12).

(c)	All the trade and other payables classified as current are expected to be settled within one year or are repayable on demand.